Note 2 - Investments - Mortgage Loans by State (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Mortgage loans by state	$ 41,302,392	$ 33,174,131
FLORIDA
Mortgage loans by state	5,253,110	3,906,034
TEXAS
Mortgage loans by state	5,191,186	5,694,612
Illinois [Member]
Mortgage loans by state	4,787,454	6,046,408
California [Member]
Mortgage loans by state	3,591,584	3,366,434
Georgia [Member]
Mortgage loans by state	3,487,991	2,671,788
Missouri [Member]
Mortgage loans by state	3,107,289	1,342,845
OHIO
Mortgage loans by state	3,083,440	1,692,354
Kentucky [Member]
Mortgage loans by state	2,402,800	3,241,793
Arizona [Member]
Mortgage loans by state	1,490,538	774,060
NEW JERSEY
Mortgage loans by state	1,196,156	247,723
Colorado [Member]
Mortgage loans by state	1,190,873	222,364
Tennessee [Member]
Mortgage loans by state	1,048,452	895,607
Indiana [Member]
Mortgage loans by state	893,431	759,139
Virginia [Member]
Mortgage loans by state	800,635
North Carolina [Member]
Mortgage loans by state	757,004	353,275
Oregon [Member]
Mortgage loans by state	487,824
Pennsylvania [Member]
Mortgage loans by state	479,720	370,323
NEVADA
Mortgage loans by state	479,182	373,359
UTAH
Mortgage loans by state	343,533	77,939
WASHINGTON
Mortgage loans by state	231,939
WEST VIRGINIA
Mortgage loans by state	225,578	412,250
South Carolina [Member]
Mortgage loans by state	199,101	225,881
Massachusetts [Member]
Mortgage loans by state	169,681	205,469
Idaho [Member]
Mortgage loans by state	142,745	159,073
KANSAS
Mortgage loans by state	134,396	135,401
MICHIGAN
Mortgage loans by state	$ 126,750